Selling and Administrative Expenses - Schedule of Selling and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Administrative Expenses [Abstract]
Professional fees	€ 1,787,047	€ 1,247,866	€ 992,118
Shipping and handling expenses	288,645	290,787	417,739
Warehouse handling	65,741	78,095	136,762
Miscellaneous operating expenses	229,202	242,827	59,049
Marketing and advertising	159,543	335,303	127,989
Leases and royalties	169,643	142,503	120,046
Insurance premiums	163,975	52,726	65,412
Repair and conservation	5,115	15,510	21,493
Supplies	4,538	3,909	3,593
Other management expense	1,473
Fines and penalty		2,396	59,930
Depreciation of property and equipment	11,814	19,424	5,069
Amortization of intangible assets	49,684	49,984	858
Amortization of right-of-use assets	61,568	58,524	36,353
Total	€ 2,997,989	€ 2,539,854	€ 2,046,411